Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

				$ million
		2022		2021
	Current	Non-current	Current	Non-current
Financial liabilities
Trade payables	47,210	—	37,327	—
Amounts payable to joint ventures and associates	2,660	—	2,165	—
Payables for capital expenditure and acquisitions	2,579	446	2,063	764
Payables related to the Gulf of Mexico oil spill	1,213	8,350	1,276	9,154
Other payables	5,995	1,133	5,736	175
	59,657	9,929	48,567	10,093
Non-financial liabilities
Sales taxes, customs duties, production taxes and social security	2,361	124	2,708	77
Other payables	1,966	334	1,336	397
	4,327	458	4,044	474
	63,984	10,387	52,611	10,567